CONDENSED STATEMENTS OF OPERATIONS - USD ($)	2 Months Ended	3 Months Ended				5 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2020	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Operating and formation costs		$ 301,733		$ 327,104		$ 252,783		$ 624,985	$ 724,309	$ 1,497,914
Loss from operations		(301,733)		(327,104)		(252,783)		(624,985)	(724,309)	(1,497,914)
Other income (expense):
Interest earned on cash and investments held in trust account		277,558		8,022				300,882	54,134
Interest income - bank		8		20		13		16	44	72
Gain on waiver of deferred underwriting fee		9,660,000						9,660,000
Change in fair value of derivative liabilities		458,480		(4,575,200)		(3,371,200)		8,626,569	54,134	10,637,431
Transaction costs allocated to derivative warrant liabilities						(468,315)
Total other income (expense), net		10,396,046		(4,567,158)		(3,831,717)		18,587,467	1,739,778	10,705,798
Income before provision for income taxes		10,094,313		(4,894,262)				17,962,482	1,015,469
Provision for income taxes		(22,866)						(22,866)
Net income (loss)		$ 10,071,447	$ 7,868,169	$ (4,894,262)	$ 5,909,731	$ (4,084,500)		$ 17,939,616	$ 1,015,469	$ 9,207,884
Class A Common Stock
Other income (expense):
Weighted Average Number of Shares Outstanding, Basic (in shares)		14,481,736		27,600,000		2,356,098	2,356,098	21,004,630	27,600,000	27,600,000
Weighted average shares outstanding, diluted (in shares)	2,356,098	14,481,736		27,600,000		2,356,098		21,004,630	27,600,000	27,600,000
Basic net income per common share (in dollars per share)		$ 0.47		$ (0.14)		$ (0.50)	$ (0.50)	$ 0.64	$ 0.03	$ 0.27
Diluted net income per common share (in dollars per share)		$ 0.47		$ (0.14)		$ (0.50)		$ 0.64	$ 0.03	$ 0.27
Class B Common Stock
Other income (expense):
Weighted Average Number of Shares Outstanding, Basic (in shares)		6,900,000		6,900,000		5,820,732	5,820,732	6,900,000	6,900,000	6,900,000
Weighted average shares outstanding, diluted (in shares)	5,820,732	6,900,000		6,900,000		5,820,732		6,900,000	6,900,000	6,900,000
Basic net income per common share (in dollars per share)		$ 0.47		$ (0.14)		$ (0.50)	$ (0.50)	$ 0.64	$ 0.03	$ 0.27
Diluted net income per common share (in dollars per share)		$ 0.47		$ (0.14)		$ (0.50)		$ 0.64	$ 0.03	$ 0.27